Note 3 - Revenue - Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 5,323,311	$ 4,193,444	$ 15,594,424	$ 13,991,488
Transportation Services [Member]
Revenues			15,401,105	13,754,732
Fuel Rebate [Member]
Revenues			175,819	195,944
Equipment Rental and Other [Member]
Revenues			$ 17,500	$ 40,812